Property, Plant and Equipment, Net for Discontinued Operations Which were Included in Other Assets Held for Sale (Detail) $ in Thousands	Dec. 31, 2016 USD ($)
Impaired Long-Lived Assets Held and Used [Line Items]
Office building	$ 35,321
Less: accumulated depreciation	(860)
Property, plant and equipment, net	34,461
Construction in progress	$ 75,869